Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data [Abstract]
Total Revenues	$ 958	$ 812	$ 935	$ 1,097	$ 919	$ 795	$ 890	$ 1,051	$ 3,802	$ 3,655	$ 3,480
Total expenses	(819)	(778)	(787)	(771)	(774)	(725)	(723)	(770)	(3,155)	(2,992)	(3,705)
Net income (loss)	83	(8)	48	250	74	(27)	107	223	373	377	(433)
Net Income (Loss) Attributable to Parent	$ 76	$ (7)	$ 47	$ 246	$ 68	$ (27)	$ 105	$ 219	$ 362	$ 365	$ (446)
Earnings per share - continuing operations
Basic	$ 0.43	$ (0.04)	$ 0.26	$ 1.37	$ 0.38	$ (0.15)	$ 0.60	$ 1.27	$ 2.03	$ 2.07	$ (2.58)
Diluted	$ 0.42	$ (0.04)	$ 0.26	$ 1.35	$ 0.37	$ (0.15)	$ 0.59	$ 1.24	$ 2.00	$ 2.04	$ (2.58)